FINANCE LEASES (Details 2) - Finance Leases [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
2022	$ 9,866	$ 18,840
2023	2,868	3,041
Thereafter	0	0
Total	12,734	21,881
Less: Imputed Interest	(599)	(1,298)
Total Liability	$ 12,135	$ 20,583